Fair Value Measurements - Fair Value Liabilities Measured On Recurring Basis (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Liabilities:
Fair value of warrants and/or earn-out outstanding	$ 12,166
Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	30,247
Level 1 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	7,168
Level 2 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	4,998
Level 3 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	18,081
Public Warrants | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	7,168	[1]
Public Warrants | Level 1 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	7,168	[1]
Public Warrants | Level 2 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	0	[1]
Public Warrants | Level 3 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	0	[1]
Private Placement Warrants | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	4,998	[1]
Private Placement Warrants | Level 1 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	0	[1]
Private Placement Warrants | Level 2 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	4,998	[1]
Private Placement Warrants | Level 3 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	0	[1]
Seller's Earn-Out | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	18,081	[1]
Seller's Earn-Out | Level 1 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	0	[1]
Seller's Earn-Out | Level 2 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	0	[1]
Seller's Earn-Out | Level 3 | Fair Value, Recurring
Liabilities:
Fair value of warrants and/or earn-out outstanding	$ 18,081	[1]

[1]	Warrants and Seller’s Earn-Out were both $0 as of December 31, 2020.